Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans
Stock Compensation Plans

13.  Stock Compensation Plans

        The following table summarizes share-based compensation expense recognized in continuing operations in Compensation and benefits in the Consolidated Statements of Income (in millions):

Years ended December 31	2011	2010	2009

Restricted Stock Units ("RSUs")	$142	$138	$124
Performance Share Awards ("PSAs")	78	62	60
Stock options	9	17	21
Employee stock purchase plans	6	4	4

Total stock-based compensation expense	235	221	209
Tax benefit	77	75	68

Stock-based compensation expense, net of tax	$158	$146	$141

        During 2009, the Company converted its stock administration system to a new service provider. In connection with this conversion, a reconciliation of the methodologies and estimates used was performed, which resulted in a $12 million reduction of expense for the year ended December 31, 2009.

Restricted Stock Units

        RSUs generally vest between three and five years, but may vest up to ten years from the date of grant. The fair value of RSUs is based upon the market value of the Aon common stock at the date of grant. With certain limited exceptions, any break in continuous employment will cause the forfeiture of all unvested awards. Compensation expense associated with RSUs is recognized over the service period. Dividend equivalents are paid on certain RSUs, based on the initial grant amount.

        A summary of the status of Aon's RSUs is as follows (shares in thousands):

	2011		2010		2009
Years ended December 31	Shares	Fair Value (1)	Shares	Fair Value (1)	Shares	Fair Value (1)

Non-vested at beginning of year	10,674	$38	12,850	$36	14,060	$35
Granted	3,506	51	3,817	40	3,786	38
Vested	(3,773)	39	(5,278)	35	(4,330)	33
Forfeited	(491)	39	(715)	35	(666)	37

Non-vested at end of year	9,916	42	10,674	38	12,850	36

(1)
Represents per share weighted average fair value of award at date of grant.

        The fair value of awards that vested during 2011, 2010 and 2009 was $217 million, $235 million and $223 million, respectively.

Performance Share Awards

        The vesting of PSAs is contingent upon meeting various individual, divisional or company-wide performance conditions, including revenue generation or growth in revenue, pretax income or earnings per share over a one- to five-year period. The performance conditions are not considered in the determination of the grant date fair value for these awards. The fair value of PSAs is based upon the market price of the Aon common stock at the date of grant. Compensation expense is recognized over the performance period, and in certain cases an additional vesting period, based on management's estimate of the number of units expected to vest. Compensation expense is adjusted to reflect the actual number of shares issued at the end of the programs. The actual issuance of shares may range from 0-200% of the target number of PSAs granted, based on the plan. Dividend equivalents are not paid on PSAs.

        Information regarding PSAs granted during the years ended December 31, 2011, 2010 and 2009 follows (shares in thousands, dollars in millions, except fair value):

	2011	2010	2009

Target PSUs granted	1,715	1,390	3,754
Fair Value (1)	$50	$39	$38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	$60	$18	$4

(1)
Represents per share weighted average fair value of award at date of grant.

        During 2011, the Company issued approximately 1.2 million shares in connection with the 2008 Leadership Performance Plan ("LPP") cycle and 0.3 million shares related to a 2006 performance plan. During 2010, the Company issued approximately 1.6 million shares in connection with the completion of the 2007 LPP cycle and 84,000 shares related to other performance plans.

Stock Options

        Options to purchase common stock are granted to certain employees at fair value on the date of grant. Commencing in 2010, the Company ceased granting new stock options with the exception of historical contractual commitments. Generally, employees are required to complete two continuous years of service before the options begin to vest in increments until the completion of a 4-year period of continuous employment, although a number of options were granted that require five continuous years of service before the options are fully vested. Options issued under the LPP program vest ratable over 3 years with a six year term. The maximum contractual term on stock options is generally ten years from the date of grant.

        Aon uses a lattice-binomial option-pricing model to value stock options. Lattice-based option valuation models use a range of assumptions over the expected term of the options. Expected volatilities are based on the average of the historical volatility of Aon's stock price and the implied volatility of traded options and Aon's stock. The valuation model stratifies employees between those receiving LPP options, Special Stock Plan ("SSP") options, and all other option grants. The Company believes that this stratification better represents prospective stock option exercise patterns. The expected dividend yield assumption is based on the Company's historical and expected future dividend rate. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected life of employee stock options represents the weighted-average period stock options are expected to remain outstanding and is a derived output of the lattice-binomial model.

        The weighted average assumptions, the weighted average expected life and estimated fair value of employee stock options are summarized as follows:

Years ended December 31	2011	2010	2009

	All Other Options	All Other Options	LPP Options	SSP Options	All Other Options

Weighted average volatility	26.1%	28.5%	35.5%	34.1%	32.0%
Expected dividend yield	1.3%	1.6%	1.3%	1.5%	1.5%
Risk-free rate	2.2%	3.0%	1.5%	2.0%	2.6%

Weighted average expected life, in years	5.5	6.1	4.4	5.6	6.5
Weighted average estimated fair value per share	$10.92	$10.37	$12.19	$11.82	$12.34

        In connection with the LPP Plan, the Company granted the following number of stock options at the noted exercise price: 2011 — none, 2010 — none, and 2009 — 1 million shares at $39 per share. In connection with its incentive compensation plans, the Company granted the following number of stock options at the noted exercise price: 2011 — 80,000 shares at $53 per share, 2010 — 143,000 shares at $38 per share, and 2009 — 550,000 shares at $37 per share. In 2010, the Company acquired Hewitt Associates and immediately vested all outstanding options issued under Hewitt's Global Stock and Incentive Compensation Plan.

        Each outstanding vested Hewitt stock option was converted into a fully vested and exercisable option to purchase Aon Common Stock with the same terms and conditions as the Hewitt stock option. On the acquisition date, 4.5 million options to purchase Aon Common Stock were issued to former holders of Hewitt stock options and 1.2 million of these options remain outstanding and exercisable at December 31, 2011.

        A summary of the status of Aon's stock options and related information is as follows (shares in thousands):

Years ended December 31	2011		2010		2009

	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share

Beginning outstanding	13,919	$32	15,937	$33	19,666	$31
Options issued in connection with the Hewitt acquisition	—	—	4,545	22	—	—
Granted	80	53	143	38	1,551	38
Exercised	(4,546)	32	(6,197)	27	(4,475)	27
Forfeited and expired	(337)	36	(509)	35	(805)	38

Outstanding at end of year	9,116	32	13,919	32	15,937	33

Exercisable at end of year	7,833	30	11,293	30	9,884	31

Shares available for grant	24,508		22,777		8,257

        A summary of options outstanding and exercisable as of December 31, 2011 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share	Shares Exercisable	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share

$14.71 – 22.86	2,718	2.66	$20.95	2,718	2.66	$20.95
22.87 – 25.51	663	3.40	25.37	663	3.40	25.37
25.52 – 32.53	1,069	2.95	27.53	1,069	2.95	27.53
32.54 – 36.88	1,277	2.96	36.05	1,037	2.41	35.96
36.89 – 43.44	2,309	3.04	39.72	1,757	2.35	39.92
43.45 – 52.93	1,080	4.49	46.24	589	4.09	45.52

	9,116			7,833

        The aggregate intrinsic value represents the total pretax intrinsic value, based on options with an exercise price less than the Company's closing stock price of $46.80 as of December 31, 2011, which would have been received by the option holders had those option holders exercised their options as of that date. At December 31, 2011, the aggregate intrinsic value of options outstanding was $136 million, of which $129 million was exercisable.

        Other information related to the Company's stock options is as follows (in millions):

	2011	2010	2009

Aggregate intrinsic value of stock options exercised	$80	$87	$62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15

        Unamortized deferred compensation expense, which includes both options and awards, amounted to $263 million as of December 31, 2011, with a remaining weighted-average amortization period of approximately 2.0 years.

Employee Stock Purchase Plan

United States

        Aon has an employee stock purchase plan that provides for the purchase of a maximum of 7.5 million shares of Aon's common stock by eligible U.S. employees. Prior to 2011, shares of Aon's common stock were purchased at 3-month intervals at 85% of the lower of the fair market value of the common stock on the first or the last day of each 3-month period. Beginning in 2011, shares of Aon's common stock were purchased at 6-month intervals at 85% of the lower of the fair market value of the common stock on the first or last day of each 6-month period. In 2011, 2010, and 2009, 468,000 shares, 357,000 shares and 323,000 shares, respectively, were issued to employees under the plan. Compensation expense recognized was $5 million in 2011, and $3 million each in 2010 and 2009.

United Kingdom

        Aon also has an employee stock purchase plan for eligible U.K. employees that provides for the purchase of shares after a 3-year period and that is similar to the U.S. plan previously described. Three-year periods began in 2008 and 2006, allowing for the purchase of a maximum of 200,000 and 525,000 shares, respectively. In 2011, 2010 and 2009, 63,000 shares, 5,000 shares, and 201,000 shares, respectively, were issued under the plan. In 2011, 2010 and 2009, $1 million, $1 million, and $1 million, respectively, of compensation expense was recognized.